Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 489	£ 758	£ 379
Derivative liabilities	(150)	(145)	(228)
Financial assets/(liabilities)	339	613	151
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities)	(359)	(300)	(290)
Financial assets - other	122	116	96
Financial liabilities - other	£ (481)	£ (416)	£ (386)